Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions	The following table provides the balance sheet balances with North American Nuna Joint Venture, NL Partnership and its affiliates:

	December 31, 2020	December 31, 2019
Accounts receivable	$1,179	$1,202
Other assets	1,432	—
Accounts payable and accrued liabilities	5,296	251